VESSELS AND EQUIPMENT - Narrative (Details)		1 Months Ended								3 Months Ended			12 Months Ended
	Oct. 09, 2023 USD ($) vessels	Dec. 31, 2025 USD ($) vessels	Aug. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) vessels	Jan. 31, 2024 USD ($) vessels	Dec. 31, 2023 vessels	May 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2024 USD ($) vessels	Mar. 31, 2024 vessels	Dec. 31, 2025 USD ($) vessels	Dec. 31, 2024 USD ($) vessels	Dec. 31, 2023 USD ($) vessels tanker
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property, plant and equipment, classified as investing activities													$ 12,531,000	$ 915,248,000	$ 1,631,423,000
Number of tankers sold | vessels													9	8
Number of vessels EGCS completed | vessels													2		2
Number of vessels, drydock performed | vessels													8	12	10
Number of vessels with installation completed of a ballast water treatment system | vessels														1
Proceeds from sale of vessels													$ 37,150,000	$ 431,850,000	$ 142,740,000
Gain on sale of vessels													5,929,000	112,079,000	21,959,000
Vessels		$ 4,911,996,000											4,911,996,000	5,246,697,000
Impairment loss recognised in profit or loss, property, plant and equipment													$ 0	$ 0	$ 0
VLCC vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels delivered | vessels											2	3
Number of tankers sold | vessels						5								5	1
Number of newbuildings delivered | vessels															2
Proceeds from sale of vessels/tankers						$ 290,000,000.0			$ 61,000,000.0
Proceeds from sale of vessels											$ 208,000,000.0
Gain on sale of vessels														$ 68,600,000	$ 9,900,000
VLCC vessels | CMB.TECH
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessels	24
Vessels acquired, average age	5 years 3 months 18 days
Vessels acquired, purchase price	$ 2,350,000,000
Number of vessels delivered | vessels							11							13
Purchase of property, plant and equipment, classified as investing activities															$ 1,112,200,000
Prepaid consideration														$ 1,237,800,000
Suezmax tanker
Disclosure of detailed information about property, plant and equipment [line items]
Number of tankers sold					1	1							1	3	2
Proceeds from sale of vessels/tankers			$ 36,400,000	$ 48,500,000	$ 46,900,000	$ 45,000,000.0		$ 44,500,000	$ 39,500,000
Proceeds from sale of vessels			23,700,000	36,500,000	34,000,000.0	32,000,000.0									$ 28,200,000
Gain on sale of vessels			$ 5,900,000	$ 17,900,000	$ 13,800,000	$ 11,800,000									$ 2,800,000
ECO VLCCs, built between 2015 and 2016
Disclosure of detailed information about property, plant and equipment [line items]
Number of tankers sold | vessels		8
Proceeds from sale of vessels/tankers		$ 831,500,000
Vessels		$ 602,200,000											$ 602,200,000
ECO VLCCs, built between 2015 and 2016 | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of vessels										$ 477,200,000
Gain on sale of vessels										$ 212,000,000.0